PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Mar. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

Note 8–  PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of	As of
	March 31, 2020	March 31, 2019
Cost:	USD	USD
Office equipment	1,434,881	1,440,817
Vehicle	56,777	59,903
Leasehold improvements	133,421	140,769
Software	451,379	357,783
Total	2,076,458	1,999,272
Less: Accumulated depreciation	(1,185,651)	(745,549)
Property, equipment and software, net	890,807	1,253,723

Depreciation and amortization expense on property, equipment and software for the years ended March 31, 2020, 2019 and 2018 were US$580,503, US$406,799 and US$174,384, respectively.